Sales and marketing expenses (Tables)	12 Months Ended
Dec. 31, 2019
Sales and marketing expenses
Schedule of sales and marketing expenses

	December 31,	December 31,	December 31,
	2019	2018	2017
Consulting	$439,230	$531,810	$143,275
Marketing	534,558	461,731	182,723
Salaries	770,067	393,360	305,383
	$1,743,855	$1,386,901	$631,381